UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     July 20, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $289,081 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    11383   221451 SH       Sole                   126922        0    94529
AMBAC FINL GROUP INC           COM              023139108     7967    91370 SH       Sole                    49137        0    42233
AMERICAN INTL GROUP INC        COM              026874107    11026   157441 SH       Sole                    83332        0    74109
AMGEN INC                      COM              031162100     4686    84762 SH       Sole                    44533        0    40229
AMPHENOL CORP NEW              CL A             032095101    11593   325185 SH       Sole                   177840        0   147345
BROADCOM CORP                  CL A             111320107     9244   316040 SH       Sole                   167590        0   148450
CARDINAL HEALTH INC            COM              14149Y108     8509   120455 SH       Sole                    67255        0    53200
CITIGROUP INC                  COM              172967101     7053   137514 SH       Sole                    67501        0    70013
COACH INC                      COM              189754104     7510   158480 SH       Sole                    86787        0    71693
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9258   123435 SH       Sole                    65270        0    58165
DANAHER CORP DEL               COM              235851102     8219   108866 SH       Sole                    59559        0    49307
EXPRESS SCRIPTS INC            COM              302182100      481     9610 SH       Sole                     5640        0     3970
FEDEX CORP                     COM              31428X106     7695    69346 SH       Sole                    38696        0    30650
FISERV INC                     COM              337738108    10847   190968 SH       Sole                   104813        0    86155
GOLDMAN SACHS GROUP INC        COM              38141g104    13468    62138 SH       Sole                    33142        0    28996
GOOGLE INC                     CL A             38259P508    10804    20670 SH       Sole                    10366        0    10304
HOME DEPOT INC                 COM              437076102    11316   287582 SH       Sole                   163020        0   124562
ILLINOIS TOOL WKS INC          COM              452308109     9578   176743 SH       Sole                    92690        0    84053
INTEL CORP                     COM              458140100     7694   324113 SH       Sole                   164285        0   159828
JABIL CIRCUIT INC              COM              466313103    10444   473225 SH       Sole                   258942        0   214283
JOHNSON CTLS INC               COM              478366107      493     4256 SH       Sole                     2345        0     1911
KOHLS CORP                     COM              500255104     9449   133024 SH       Sole                    70766        0    62258
LIVEPERSON INC                 COM              538146101       76    14160 SH       Sole                    11250        0     2910
MAXIM INTEGRATED PRODS INC     COM              57772K101    12232   366133 SH       Sole                   203919        0   162214
MOHAWK INDS INC                COM              608190104    11009   109230 SH       Sole                    57356        0    51874
NIKE INC                       CL B             654106103    11907   204268 SH       Sole                   115708        0    88560
STAPLES INC                    COM              855030102    11739   494670 SH       Sole                   267992        0   226678
STRYKER CORP                   COM              863667101     7393   117179 SH       Sole                    67003        0    50176
TESSERA TECHNOLOGIES INC       COM              88164L100      200     4940 SH       Sole                     3475        0     1465
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    11750   284859 SH       Sole                   158454        0   126406
UNITED TECHNOLOGIES CORP       COM              913017109     9293   131011 SH       Sole                    70544        0    60467
UNITEDHEALTH GROUP INC         COM              91324p102    11331   221576 SH       Sole                   121533        0   100043
WEATHERFORD INTERNATIONAL LT   COM              G95089101    13434   243198 SH       Sole                   129393        0   113805